Consolidated Statements of Financial Position - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 19,354,710	$ 16,998,859
Trading assets	29,097,591	20,163,214
Investment securities	39,252,615	39,162,618
Hedging derivative assets	236,558	54,019
Loans
Commercial	108,308,984	115,414,643
Interbank and overnight funds	1,777,516	705,055
Commercial, interbank and overnight funds	110,086,500	116,119,698
Consumer	60,456,213	61,976,325
Mortgages	22,111,710	22,035,727
Microcredit	1,520	4,375
Total loans, gross	192,655,943	200,136,125
Loss allowance	(8,429,970)	(10,006,639)
Total loans, net	184,225,973	190,129,486
Other accounts receivable, net	24,458,906	27,958,402
Non-current assets held for sale	18,256,613	105,214
Investments in associates and joint ventures	1,314,429	1,430,596
Tangible assets
Property, plant and equipment for own-use and given in operating lease, net	7,007,876	4,680,543
Right-of-use assets	1,482,036	1,351,624
Investment properties	882,979	972,935
Biological assets	235,409	238,339
Total Tangible assets	9,608,300	7,243,441
Intangibles
Concession arrangement rights	13,495,108	14,314,560
Goodwill	2,057,116	2,223,608
Other intangible assets	2,954,167	2,758,318
Total Intangibles	18,506,391	19,296,486
Income tax assets
Current	2,871,411	3,149,902
Deferred	1,366,820	1,628,201
Total Income tax assets	4,238,231	4,778,103
Other assets	386,360	538,945
Total assets	348,936,677	327,859,383
Liabilities
Trading liabilities	1,951,439	1,011,934
Hedging derivative liabilities	34,842	21,658
Customer deposits
Checking accounts	23,598,235	24,579,536
Savings accounts	88,238,541	79,614,904
Time deposits	95,105,917	96,329,827
Other deposits	462,545	347,910
Total Customers deposits	207,405,238	200,872,177
Financial obligations
Interbank borrowings and overnight funds	22,655,425	18,509,769
Borrowings from banks and others	24,559,175	28,098,159
Bonds issued	21,456,986	26,215,847
Total financial obligations	68,671,586	72,823,775
Provisions
Legal related	155,378	192,526
Non legal related	834,219	910,145
Total Provisions	989,597	1,102,671
Income tax liabilities
Current	203,908	247,502
Deferred	5,958,848	5,616,464
Total Income tax liabilities	6,162,756	5,863,966
Employee benefits	987,752	1,003,303
Liabilities directly associated with non-current assets classified as held for sale	16,459,367
Other liabilities	11,531,259	11,996,981
Total liabilities	314,193,836	294,696,465
Equity
Subscribed and paid-in capital	23,744	23,744
Additional paid-in capital	9,502,957	9,508,062
Retained earnings	9,241,357	8,163,434
Other comprehensive income	(322,153)	(243,983)
Equity attributable to owners of the parent	18,445,905	17,451,257
Non-controlling interests	16,296,936	15,711,661
Total equity	34,742,841	33,162,918
Total liabilities and equity	$ 348,936,677	$ 327,859,383